CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2013 Online marketing expenses USD ($)	Dec. 31, 2013 Online marketing expenses CNY	Dec. 31, 2012 Online marketing expenses CNY	Dec. 31, 2011 Online marketing expenses CNY
Amounts of expenses contributed by related parties								$ 978	5,920	6,650	1,200
Amounts of expenses paid to related parties								15,358	92,930	74,296	90
Amounts of expenses incurred due to related parties					0	81	81
Other comprehensive loss, tax	$ 0	0	0	0